Subordinated liabilities	6 Months Ended
Jun. 30, 2019
Subordinated liabilities [abstract]
Subordinated liabilities
8. Subordinated liabilities
	Half year ended	Year ended
	30.06.19	31.12.18
	£m	£m
Opening balance as at 1 January	35,327	24,193
Issuances	4,508	221
Redemptions	(4,321)	(3,246)
Other	854	14,159
Closing balance	36,368	35,327

Issuances of £4,508m include £3,396m intra-group loans from Barclays PLC and $1,300m 5.088% Fixed-to-Floating Rate Subordinated Notes (£1,035m) issued intra-group to Barclays PLC as well as £77m externally issued USD Floating Rate Notes.

Redemptions totalling £4,321m include £3,000m externally issued 14% Step-up Callable Perpetual Reserve Capital Instruments, £1,230m 4.375% Fixed Rate intra-group loans from Barclays PLC and £77m externally issued USD Floating Rate Notes. Barclays Securities Japan Limited redeemed two externally issued JPY 1,000m dated loans during the period, totalling £14m.

Other movements in the six months ended 30 June 2019 predominantly include fair value hedge adjustments, accrued interest and foreign exchange rate movements.